Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGED ACCOUNT SERIES II
Prospectus Date	rr_ProspectusDate	Aug. 27, 2021
Document Creation Date	dei_DocumentCreationDate	Jan. 07, 2022